UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21470

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.5%

Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Co. (The)	103,590	$12,975,683
United Technologies Corp.(1)	290,000	33,065,800

		$46,041,483

Automobiles — 2.3%
Honda Motor Co., Ltd.	343,500	$12,875,461
Toyota Motor Corp.(1)	307,191	17,577,348

		$30,452,809

Beverages — 1.0%
Anheuser-Busch InBev NV(1)	140,125	$13,429,963

		$13,429,963

Biotechnology — 1.0%
Biogen Idec, Inc.(2)	12,399	$3,876,423
Celgene Corp.(2)	38,751	5,887,440
Gilead Sciences, Inc.(2)	48,902	3,943,946

		$13,707,809

Chemicals — 5.3%
CF Industries Holdings, Inc.	90,000	$20,777,400
LyondellBasell Industries NV, Class A(1)	282,000	22,210,320
PPG Industries, Inc.(1)	145,000	26,442,200

		$69,429,920

Commercial Banks — 9.8%
Australia and New Zealand Banking Group, Ltd.	226,291	$5,960,560
BNP Paribas SA	98,000	7,566,099
Grupo Financiero Santander Mexico SAB de CV ADR	600,000	6,636,000
Mitsubishi UFJ Financial Group, Inc.	2,225,000	13,376,202
Mizuho Financial Group, Inc.	6,975,000	14,782,262
Natixis	2,500,000	14,665,347
PNC Financial Services Group, Inc. (The)(1)	291,009	23,245,799
Skandinaviska Enskilda Banken AB, Class A	502,756	6,477,850
Societe Generale	228,488	12,909,530
Swedbank AB, Class A	375,648	9,802,396
Wells Fargo & Co.	306,979	13,918,428

		$129,340,473

Commercial Services & Supplies — 0.2%
Brambles, Ltd.	357,124	$2,815,075

		$2,815,075

Communications Equipment — 1.7%
QUALCOMM, Inc.(1)	95,543	$7,091,202
Telefonaktiebolaget LM Ericsson, Class B	1,214,821	14,875,310

		$21,966,512

Computers & Peripherals — 1.5%
Apple, Inc.(1)	38,884	$19,465,330

		$19,465,330

Security	Shares	Value
Construction & Engineering — 1.0%
Vinci SA	200,000	$13,077,845

		$13,077,845

Consumer Finance — 1.4%
Discover Financial Services	350,000	$18,777,500

		$18,777,500

Diversified Consumer Services — 0.9%
Sotheby’s	243,834	$11,684,525

		$11,684,525

Diversified Financial Services — 4.1%
Bank of America Corp.	964,594	$16,156,950
Citigroup, Inc.(1)	355,000	16,837,650
JPMorgan Chase & Co.(1)	379,676	21,018,863

		$54,013,463

Diversified Telecommunication Services — 2.0%
Bezeq Israeli Telecommunication Corp., Ltd.	4,384,921	$6,682,291
BT Group PLC(1)	938,881	5,912,203
Deutsche Telekom AG	423,267	6,843,860
Telenor ASA	308,094	6,409,505

		$25,847,859

Electric Utilities — 1.0%
Edison International	280,000	$13,484,800

		$13,484,800

Electrical Equipment — 1.4%
Emerson Electric Co.	216,911	$14,303,112
Rockwell Automation, Inc.	38,011	4,365,183

		$18,668,295

Electronic Equipment, Instruments & Components — 2.0%
Anixter International, Inc.	96,062	$8,426,559
Corning, Inc.	1,065,000	18,328,650

		$26,755,209

Energy Equipment & Services — 0.5%
FMC Technologies, Inc.(2)	140,000	$6,921,600

		$6,921,600

Food Products — 2.3%
Mondelez International, Inc., Class A(1)	675,000	$22,106,250
Nestle SA(1)	110,000	7,971,843

		$30,078,093

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	200,000	$7,332,000
Covidien PLC	143,806	9,813,321
Medtronic, Inc.	128,000	7,239,680

		$24,385,001

Hotels, Restaurants & Leisure — 1.3%
Compass Group PLC	500,000	$7,472,668
McDonald’s Corp.(1)	100,611	9,474,538

		$16,947,206

Household Products — 2.4%
Reckitt Benckiser Group PLC(1)	186,000	$13,926,308
Svenska Cellulosa AB SCA, Class B	634,286	18,036,158

		$31,962,466

Security	Shares	Value
Industrial Conglomerates — 3.0%
Danaher Corp.	93,795	$6,977,410
Koninklijke Philips NV	357,853	12,415,397
Siemens AG	155,000	19,609,663

		$39,002,470

Insurance — 7.1%
ACE, Ltd.	63,360	$5,943,801
Aflac, Inc.(1)	215,000	13,497,700
Allianz SE	45,254	7,523,041
AXA SA(1)	580,000	15,213,949
MetLife, Inc.	210,000	10,300,500
Progressive Corp.	1,080,000	25,099,200
Prudential PLC	412,127	8,296,177
Swiss Reinsurance Co., Ltd.(2)	83,000	7,162,987

		$93,037,355

Internet & Catalog Retail — 0.4%
Amazon.com, Inc.(1)(2)	16,334	$5,858,842

		$5,858,842

Internet Software & Services — 1.8%
eBay, Inc.(2)	78,994	$4,202,481
Facebook, Inc., Class A(1)(2)	78,878	4,935,396
Google, Inc., Class A(1)(2)	12,595	14,874,317

		$24,012,194

IT Services — 0.9%
Accenture PLC, Class A(1)	95,000	$7,588,600
Visa, Inc., Class A	22,185	4,779,315

		$12,367,915

Machinery — 0.9%
Caterpillar, Inc.	82,137	$7,713,486
IMI PLC	185,720	4,557,470

		$12,270,956

Media — 2.9%
Walt Disney Co. (The)(1)	300,000	$21,783,000
WPP PLC	770,000	16,133,384

		$37,916,384

Metals & Mining — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	485,000	$15,718,850

		$15,718,850

Multi-Utilities — 1.6%
National Grid PLC(1)	537,493	$6,957,625
Sempra Energy(1)	156,797	14,536,650

		$21,494,275

Multiline Retail — 0.5%
Macy’s, Inc.	123,377	$6,563,656

		$6,563,656

Oil, Gas & Consumable Fuels — 7.4%
Chevron Corp.(1)	150,568	$16,807,906
ENI SpA(1)	403,732	9,168,202
Exxon Mobil Corp.(1)	230,589	21,251,082
Occidental Petroleum Corp.(1)	239,925	21,010,232
Phillips 66(1)	207,500	15,166,175
Total SA	235,000	13,407,133

		$96,810,730

Security	Shares	Value
Pharmaceuticals — 9.8%
Astellas Pharma, Inc.	174,655	$10,793,346
AstraZeneca PLC	162,420	10,299,718
Bayer AG	52,280	6,880,345
Chugai Pharmaceutical Co., Ltd.	472,792	10,725,177
Johnson & Johnson	53,639	4,745,442
Merck & Co., Inc.	260,419	13,794,394
Novartis AG	133,790	10,574,871
Roche Holding AG PC(1)	79,659	21,855,686
Sanofi(1)	216,248	21,140,592
Shire PLC ADR	30,346	4,540,369
Takeda Pharmaceutical Co., Ltd.	285,552	13,272,175

		$128,622,115

Road & Rail — 1.5%
Union Pacific Corp.	117,000	$20,386,080

		$20,386,080

Semiconductors & Semiconductor Equipment — 0.3%
NXP Semiconductors NV(2)	77,641	$3,753,942

		$3,753,942

Software — 1.5%
Microsoft Corp.(1)	384,612	$14,557,564
SAP AG	63,481	4,856,908

		$19,414,472

Specialty Retail — 3.2%
Home Depot, Inc. (The)	250,000	$19,212,500
Industria de Diseno Textil SA(1)	80,000	11,914,736
Kingfisher PLC	1,730,000	10,489,438

		$41,616,674

Textiles, Apparel & Luxury Goods — 1.4%
Adidas AG(1)	103,108	$11,495,657
Compagnie Financiere Richemont SA, Class A	30,740	2,843,602
Pandora A/S	75,197	4,314,324

		$18,653,583

Tobacco — 2.9%
British American Tobacco PLC	162,000	$7,730,266
Imperial Tobacco Group PLC	540,000	19,705,745
Japan Tobacco, Inc.	344,500	10,634,520

		$38,070,531

Trading Companies & Distributors — 0.4%
Mitsui & Co., Ltd.	380,000	$5,088,693

		$5,088,693

Wireless Telecommunication Services — 4.3%
Vodafone Group PLC	4,800,000	$17,787,436
Vodafone Group PLC ADR	1,056,000	39,135,360

		$56,922,796

Total Common Stocks (identified cost $1,145,845,654)		$1,336,835,749

Preferred Stocks — 18.9%

Security	Shares	Value
Banks — 1.1%
AgriBank FCB, 6.875% to 1/1/24(2)(3)	50,890	$5,119,219
Lloyds Banking Group PLC, 6.657% to 5/21/37(1)(3)(4)	9,897	9,754,771

		$14,873,990

Capital Markets — 0.7%
Affiliated Managers Group, Inc., 6.375%	50,800	$1,212,723
Bank of New York Mellon Corp. (The), 5.20%	79,333	1,696,139
Goldman Sachs Group, Inc. (The), Series I, 5.95%	91,800	2,047,140
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(3)	192,064	4,440,520

		$9,396,522

Commercial Banks — 7.7%
Banco Santander SA, 5.95% to 1/30/19(3)(4)	700	$717,193
Barclays Bank PLC, 8.25% to 12/15/18(3)	6,230	6,533,152
Citigroup, Inc., Series B, 5.90% to 2/15/23(3)	3,340	3,294,277
Citigroup, Inc., Series K, 6.875% to 11/15/23(2)(3)	32,000	824,400
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	51,100	4,969,475
Credit Agricole SA, 8.125% to 9/19/18(3)(4)	3,847	4,289,472
Deutsche Bank Contingent Capital Trust III, 7.60%	109,856	2,893,607
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	7,600	776,150
Farm Credit Bank of Texas, Series 1, 10.00%(1)	4,453	5,319,943
First Tennessee Bank, 3.75%(4)(5)	2,570	1,754,828
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(1)(3)(4)	2,517	3,640,955
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(1)(3)	3,025	3,410,360
JPMorgan Chase & Co., Series O, 5.50%	125,773	2,667,645
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	3,100	2,874,775
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	2,509	2,427,880
KeyCorp, Series A, 7.75%	46,185	5,962,945
Regions Financial Corp., Series A, 6.375%	254,618	5,935,146
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(3)	2,190	2,391,848
Royal Bank of Scotland Group PLC, Series T, 7.25%	69,005	1,693,383
Societe Generale, 7.875% to 12/18/23(3)(4)	4,109	4,211,211
Standard Chartered PLC, 7.014% to 7/30/37(1)(3)(4)	77	8,184,281
SunTrust Banks, Inc., Series E, 5.875%	181,521	3,976,453
Synovus Financial Corp., Series C, 7.875% to 8/1/18(3)	96,540	2,646,403
Texas Capital Bancshares, Inc., 6.50%	147,850	3,365,066
Texas Capital Bancshares, Inc., Series A, 6.50%	25,800	600,108
Webster Financial Corp., Series E, 6.40%	103,265	2,336,009
Wells Fargo & Co., Series L, 7.50%	5,677	6,571,128
Zions Bancorporation, Series G, 6.30% to 3/15/23(3)	189,020	4,576,458
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	2,275	2,397,395

		$101,241,946

Consumer Finance — 1.0%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(3)	119,552	$3,240,158
Capital One Financial Corp., Series B, 6.00%	184,900	4,213,871
Discover Financial Services, Series B, 6.50%	235,600	5,650,277

		$13,104,306

Diversified Financial Services — 1.9%
Bank of America Corp., Series U, 5.20% to 6/1/23(3)	2,480	$2,255,335
General Electric Capital Corp., Series A, 7.125% to 6/15/22(1)(3)	50	5,699,227
General Electric Capital Corp., Series B, 6.25% to 12/15/22(1)(3)	28	2,911,852
KKR Financial Holdings, LLC, Series A, 7.375%	207,500	5,125,561
RBS Capital Funding Trust VII, Series G, 6.08%	152,180	3,271,870
UBS AG, 7.625%(1)	5,100	6,055,469

		$25,319,314

Security	Shares	Value
Electric Utilities — 1.6%
AES Gener SA, 8.375% to 6/18/19(3)(4)	1,429	$1,504,023
Electricite de France SA, 5.25% to 1/29/23(1)(3)(4)	6,500	6,294,532
Entergy Arkansas, Inc., 4.90%	52,980	1,119,202
Entergy Arkansas, Inc., 6.45%	51,243	1,271,467
Entergy Louisiana, LLC, 6.95%	2,855	287,106
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	60,500	1,331,000
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	84,855	1,694,453
Southern California Edison Co., Series E, 6.25% to 2/1/22(1)(3)	2,656	2,767,994
Virginia Electric and Power Co., 6.12%	47	4,770,337

		$21,040,114

Food Products — 0.8%
Dairy Farmers of America, 7.875%(4)	86,230	$9,382,902
Ocean Spray Cranberries, Inc., 6.25%(4)	18,430	1,614,929

		$10,997,831

Insurance — 1.2%
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(3)	38,700	$932,670
Aspen Insurance Holdings, Ltd., 7.25%	95,970	2,442,437
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(3)	47,350	1,219,736
Endurance Specialty Holdings, Ltd., Series B, 7.50%	98,835	2,540,059
Montpelier Re Holdings, Ltd., 8.875%	290,735	7,727,736
Prudential PLC, 6.50%(1)	1,227	1,244,843

		$16,107,481

Machinery — 0.5%
Stanley Black & Decker, Inc., 5.75%	274,918	$6,243,800

		$6,243,800

Multi-Utilities — 0.2%
DTE Energy Co., Series C, 5.25%	106,673	$2,234,799

		$2,234,799

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(3)	155,960	$4,109,936

		$4,109,936

Real Estate Investment Trusts (REITs) — 1.2%
Cedar Realty Trust, Inc., Series B, 7.25%	103,900	$2,390,739
Chesapeake Lodging Trust, Series A, 7.75%	112,990	2,817,971
DDR Corp., Series J, 6.50%	259,000	5,814,550
Sunstone Hotel Investors, Inc., Series D, 8.00%(1)	129,500	3,298,209
Taubman Centers, Inc., Series K, 6.25%	38,900	847,631

		$15,169,100

Telecommunications — 0.1%
Centaur Funding Corp., 9.08%(4)	1,321	$1,625,243

		$1,625,243

Thrifts & Mortgage Finance — 0.6%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(3)	2,545	$2,417,750
EverBank Financial Corp., Series A, 6.75%	206,800	4,782,250

		$7,200,000

Total Preferred Stocks (identified cost $244,919,451)		$248,664,382

Corporate Bonds & Notes — 5.8%

Security	Principal Amount (000’s omitted)	Value
Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$1,290	$1,238,400

		$1,238,400

Security	Principal Amount (000’s omitted)	Value
Commercial Banks — 1.1%
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(3)(4)	$1,200	$927,000
Citigroup Capital III, 7.625%, 12/1/36	2,515	2,972,051
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	1,030	1,046,738
Credit Suisse AG, 6.50%, 8/8/23(4)	2,574	2,741,310
Credit Suisse Group AG, 7.50% to 12/11/23, 12/11/49(3)(4)	1,164	1,226,577
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(1)(3)(4)	3,153	4,201,372
Regions Financial Corp., 7.375%, 12/10/37	290	332,835
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	400	312,000

		$13,759,883

Diversified Financial Services — 0.6%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(3)(4)	$8,933	$8,106,697

		$8,106,697

Diversified Telecommunication Services — 0.4%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$4,417	$4,570,407

		$4,570,407

Electric Utilities — 1.1%
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	$5,845	$6,356,438
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(1)(3)	8,600	8,692,097

		$15,048,535

Insurance — 1.8%
Allstate Corp. (The), Series B, 5.75% to 8/15/23, 8/15/53(3)	$3,862	$3,919,447
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(1)(3)	2,569	3,814,965
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(1)(3)(4)	2,115	2,093,850
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(1)(3)(4)	3,513	3,632,291
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(1)(3)	10,964	10,799,540

		$24,260,093

Pipelines — 0.7%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(3)(4)	$3,016	$2,804,880
Energy Transfer Partners, LP, 3.259%, 11/1/66(4)(5)	3,324	3,041,460
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(1)(3)	2,920	3,031,833

		$8,878,173

Total Corporate Bonds & Notes (identified cost $69,234,229)		$75,862,188

Short-Term Investments — 2.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(6)	$33,185	$33,184,912

		$33,184,912

Total Short-Term Investments (identified cost $33,184,912)		$33,184,912

Total Investments — 128.7% (identified cost $1,493,184,246)		$1,694,547,231

Other Assets, Less Liabilities — (28.7)%		$(377,927,115)

Net Assets — 100.0%		$1,316,620,116

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $100,707,385 or 7.6% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $4,047.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	58.2%	$986,991,637
United Kingdom	10.9	184,392,321
Japan	6.4	109,125,184
France	6.3	106,393,078
Switzerland	3.6	60,320,677
Germany	3.4	57,209,474
Sweden	2.9	49,191,714
Netherlands	1.2	20,739,746
Italy	0.9	15,524,640
Bermuda	0.9	14,862,638
Australia	0.8	14,501,776
Belgium	0.8	13,429,963
Cayman Islands	0.7	12,424,783
Spain	0.7	11,914,736
Ireland	0.6	9,813,321
Israel	0.4	6,682,291
Mexico	0.4	6,636,000
Norway	0.4	6,409,505
Denmark	0.2	4,314,324
Chile	0.1	1,504,023
China	0.1	1,238,400
Brazil	0.1	927,000

Total Investments	100.0%	$1,694,547,231

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/28/14	British Pound Sterling 15,302,000	United States Dollar 25,341,719	Citibank NA	$191,241	$—	$191,241
2/28/14	British Pound Sterling 15,302,000	United States Dollar 25,349,905	Standard Chartered Bank	199,427	—	199,427
2/28/14	British Pound Sterling 15,302,000	United States Dollar 25,369,951	State Street Bank and Trust Co.	219,473	—	219,473
2/28/14	Euro 6,111,000	United States Dollar 8,347,956	Citibank NA	106,001	—	106,001
2/28/14	Euro 6,111,000	United States Dollar 8,343,709	Standard Chartered Bank	101,754	—	101,754
2/28/14	Euro 6,111,000	United States Dollar 8,348,035	State Street Bank and Trust Co.	106,080	—	106,080
2/28/14	Japanese Yen 11,087,280,000	United States Dollar 108,468,488	Standard Chartered Bank	—	(61,264)	(61,264)

				$923,976	$(61,264)	$862,712

At January 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At January 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $923,976 and $61,264, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,494,272,013

Gross unrealized appreciation	$226,597,911
Gross unrealized depreciation	(26,322,693)

Net unrealized appreciation	$200,275,218

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$74,577,061	$95,116,618	$—	$169,693,679
Consumer Staples	22,106,250	91,434,803	—	113,541,053
Energy	81,156,995	22,575,335	—	103,732,330
Financials	171,432,391	123,736,400	—	295,168,791
Health Care	61,173,015	105,541,910	—	166,714,925
Industrials	99,786,754	57,564,143	—	157,350,897
Information Technology	108,003,356	19,732,218	—	127,735,574
Materials	85,148,770	—	—	85,148,770
Telecommunication Services	39,135,360	43,635,295	—	82,770,655
Utilities	28,021,450	6,957,625	—	34,979,075
Total Common Stocks	$770,541,402	$566,294,347 *	$—	$1,336,835,749
Preferred Stocks
Consumer Staples	$—	$10,997,831	$—	$10,997,831
Energy	—	4,109,936	—	4,109,936
Financials	72,092,097	130,320,562	—	202,412,659
Industrials	—	6,243,800	—	6,243,800
Telecommunication Services	—	1,625,243	—	1,625,243
Utilities	2,234,799	21,040,114	—	23,274,913
Total Preferred Stocks	$74,326,896	$174,337,486	$—	$248,664,382
Corporate Bonds & Notes	$—	$75,862,188	$—	$75,862,188
Short-Term Investments	—	33,184,912	—	33,184,912
Total Investments	$844,868,298	$849,678,933	$—	$1,694,547,231
Forward Foreign Currency Exchange Contracts	$—	$923,976	$—	$923,976
Total	$844,868,298	$850,602,909	$—	$1,695,471,207

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(61,264)	$—	$(61,264)
Total	$—	$(61,264)	$—	$(61,264)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014